Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term loan facility, effective interest rate 9.25%, due 2026	$ 89,207
Less: Unamortized discounts, fees and issue costs	(6,204)
Balance at	$ 83,003